FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2011
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT

27.          FAIR VALUE MEASUREMENT

The Company applies ASC topic 820, “Fair Value Measurements and Disclosures”. ASC 820 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 requires disclosures to be provided on fair value measurement.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 — Include other inputs that are directly or indirectly observable in the marketplace.

Level 3 — Unobservable inputs which are supported by little or no market activity.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

In accordance with ASC 820, the Company measures the fair value of the Fund using quoted trading prices that are published on a regular basis. The available-for-sale investment of the Fund is classified within Level 1. The Company measures the fair value of its investment in the Series A Preferred Shares in an unlisted PRC company share with reference to the fair value of the latest transaction which occurred close to year end.. This available-for-sale investment is classified within Level 3. The Company measures the share-based compensation liability (Note 18) and the post-acquisition settlement consideration contingency (Note 4(a)) at fair value. The share-based compensation liability is classified within Level 3 because it is valued using the binomial option pricing model that utilizes unobservable inputs, such as the stock price, expected stock price volatility, the expected price multiple at which employees are likely to exercise share options and the expected employee forfeiture rate.  The post-acquisition settlement consideration contingency is classified within Level 3. This estimated liability was derived through application of the income approach which included the estimation of Shanghai JNet’s following three years of pre-tax income, based on actual historical operating results coupled with management’s best estimate of future performance and certain market assumptions. The Company applied a discount rate of approximately 17% as at December 31, 2010 which was determined through the assessment of the Company-specific and industry-specific risks.

Liabilities measured at fair value on a recurring basis are summarized below:

	Fair value at December 31, 2010	Fair value at December 31, 2011	Fair value at December 31, 2011
	RMB’000	RMB’000	US$’000

Post-acquisition settlement consideration contingency	16,569	—	—

The following table presents a reconciliation of all liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3):

Share-based compensation liability
RMB’000
Fair value at January 1, 2010	17,515
Issuances
- Vested (Note 18)	2,446
- Unvested (Note 18)	—
Changes in fair value	56,705
Transfers in and/or out of Level 3	(76,666)
Fair value at December 31, 2010	—

Post-acquisition settlement consideration contingency
RMB’000

Fair value at January 1, 2010	—

Changes in fair value	16,569
Transfers in and/or out of Level 3	—
Fair value at December 31, 2010	16,569

Changes in fair value	7,158
Paid during 2011	(4,834)
Waiver of loans receivables from the sellers (Note 4(b))	(18,893)
Transfers in and/or out of Level 3	—
Fair value at December 31, 2011	—
Fair value at December 31, 2011 (US$’000)	—

investment in the Series A Preferred Shares of an unlisted PRC company
RMB’000

Fair value at January 1, 2011	—

Investment during 2011	1,259
Changes in fair value	457
Transfers in and/or out of Level 3	—
Fair value at December 31, 2011	1,716
Fair value at December 31, 2011 (US$’000)	273

Changes in fair value of the share-based compensation liability were recorded as compensation expense in captions consistent with the payroll cost classification in the accompanying consolidated statements of operations. The Company’s valuation techniques used to measure the fair values of the share-based compensation liability were derived from management’s assumptions or estimations and are discussed in Note 18 — Share-based compensation. Changes in the fair value of the post-acquisition settlement consideration contingency will be recorded in the consolidated statements of operations. The Company’s valuation techniques used to measure the fair value of the post-acquisition settlement consideration contingency were derived from management’s assumptions of estimations as discussed above. Changes in the fair value of the available-for-sale investment in Series A Preferred Shares of Video TX will be recorded in other comprehensive income.